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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark A. Boyar            New York, New York    May 5, 2010
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: $75,234
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
           ITEM 1                  ITEM 2      ITEM 3      ITEM 4        ITEM 5        ITEM 6   ITEM 7            ITEM 8
-----------------------------   -----------  ----------   -------  ------------------  -------  ------   ---------------------
                                                                                                            VOTING AUTHORITY
                                  TITLE OF                 VALUE   SH/PRN   SH/  PUT/  INVSTMT  OTHER
           ISSUER                  CLASS       CUSIP      (x1000)  AMOUNT   PRN  CALL  DISCRTN   MGRS     SOLE    SHARED  NONE
ALTRIA GROUP INC                  COMMON     02209S103        289   14100   SH           SOLE             14100     0      0
AMERICAN EXPRESS CO               COMMON     025816109        582   14100   SH           SOLE             14100     0      0
AMERIPRISE FINL INC               COMMON     03076C106       3045   67130   SH           SOLE             67130     0      0
AOL INC                           COMMON     00184X105       1059   41881   SH           SOLE             41881     0      0
BANK OF AMER CORP                 COMMON     060505104       2914  163259   SH           SOLE            163259     0      0
BANK OF NEW YORK MELLON           COMMON     064058100       2685   86957   SH           SOLE             86957     0      0
BRISTOL MYERS SQUIBB CO           COMMON     110122108       1168   43750   SH           SOLE             43750     0      0
BROADRIDGE FINL SOLUTIONS INC     COMMON     11133T103        379   17750   SH           SOLE             17750     0      0
CABLEVISION SYS CORP             CL A NY     12686C109       1912   79191   SH           SOLE             79191     0      0
                                  CABLVS
CARNIVAL CORP                   PAIRED CTF   143658300       1844   47420   SH           SOLE             47420     0      0
CBS CORP NEW                       CL B      124857202       2627  188465   SH           SOLE            188465     0      0
CITIGROUP INC                     COMMON     172967101        968  239073   SH           SOLE            239073     0      0
COMCAST CORP                     CL A SPL    20030N200       2602  144815   SH           SOLE            144815     0      0
CVS CAREMARK CORPORATION          COMMON     126650100        437   11950   SH           SOLE             11950     0      0
DIEBOLD INC                       COMMON     253651103        761   23950   SH           SOLE             23950     0      0
DISNEY WALT PRODTNS               COMMON     254687106       1941   55598   SH           SOLE             55598     0      0
GENERAL ELEC CO                   COMMON     369604103       1717   94350   SH           SOLE             94350     0      0
HEINZ H J CO                      COMMON     423074103       2308   50600   SH           SOLE             50600     0      0
HOME DEPOT INC                    COMMON     437076102       3796  117350   SH           SOLE            117350     0      0
JPMORGAN CHASE & CO               COMMON     46625H100       3729   83325   SH           SOLE             83325     0      0
KRAFT FOODS INC                    CL A      50075N104       2442   80756   SH           SOLE             80756     0      0
LIMITED BRANDS INC                COMMON     532716107        933   37900   SH           SOLE             37900     0      0
MADISON SQARE GARDEN INC           CL A      55826P100        882   40597   SH           SOLE             40597     0      0
MARRIOTT INTL INC NEW              CL A      571903202       1071   33977   SH           SOLE             33977     0      0
MEREDITH CORP                     COMMON     589433101       2338   67950   SH           SOLE             67950     0      0
MGM MIRAGE INC                    COMMON     552953101        420   35013   SH           SOLE             35013     0      0
MICROSOFT CORP                    COMMON     594918104       2897   98900   SH           SOLE             98900     0      0
MIDAS GROUP INC                   COMMON     595626102       3314  293759   SH           SOLE            293759     0      0
NASDAQ OMX GROUP INC              COMMON     631103108       1939   91800   SH           SOLE             91800     0      0
ORIENT-EXPRESS HOTELS LTD          CL A      G67743107        597   42100   SH           SOLE             42100     0      0
PFIZER INC                        COMMON     717081103       3373  196699   SH           SOLE            196699     0      0
PHILIP MORRIS INTL INC            COMMON     718172109        214    4100   SH           SOLE              4100     0      0
PLAYBOY ENTERPRISES INC            CL B      728117300       1405  383750   SH           SOLE            383750     0      0
SAKS INC                          COMMON     79377W108       3499  406850   SH           SOLE            406850     0      0
TIME WARNER INC                   COMMON     887317303       3603  115224   SH           SOLE            115224     0      0
TRAVELERS COMPANIES INC           COMMON     89417E109       3551   65830   SH           SOLE             65830     0      0
UNITED PARCEL SVC INC              CL B      911312106       2275   35325   SH           SOLE             35325     0      0
VERIZON COMMUNICATIONS INC        COMMON     92343V104        277    8922   SH           SOLE              8922     0      0
VIACOM INC NEW                     CL B      92553P201        339    9851   SH           SOLE              9851     0      0
WENDYS ARBYS GROUP INC            COMMON     950587105       2035  406900   SH           SOLE            406900     0      0
WESTERN UNION CO                  COMMON     959802109       1068   63000   SH           SOLE             63000     0      0